Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of related party balances and transactions
	December 31,	December 31,
	2022	2021
Balances with related parties -

Short-term liability due to a related party		$96,320
Short-term liability due to a shareholder	$-	$200,000
Long-term loans due to related parties	$1,088,250	$1,088,250

Related parties’ transactions -

Share-based compensation expenses to Board Members	$30,684	$-
Management and consulting fees to Board Members	$258,397	$-
Purchases	$-	$1,501